SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gamma Delta T cell (Details)					1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2026 USD ($)	Dec. 11, 2025 USD ($)	Apr. 08, 2025 USD ($)	Dec. 27, 2024 agreement	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025
HeXun
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total consideration	$ 474,000	$ 825,000
Research and development expenses						$ 825,000
Remaining consideration						260,700
Amount paid under agreement						213,300
New product pipeline
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development expenses						1,168,071	$ 699,771
Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development expenses							448,571
Related Party | JY BioMed
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
License period			20 years
Notice period for termination of agreement			30 days
Threshold period for correction of material breach			30 days
Initial consideration paid					$ 1,000,000	1,000,000
Total consideration			$ 38,000,000
Research and development expenses						0	$ 448,571
Remaining consideration						$ 37,000,000
Related Party | JY BioMed | Pancreatic cancer products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of royalty			7.00%
Related Party | JY BioMed | Brain cancer products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of royalty			10.00%
CTO | JY BioMed
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of license agreement | agreement				2
Ownership interest (as a percent)						76.00%		76.00%